Note 17 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	Year ended December 31,
	2014	2013	2012

Balance, beginning of year	$6,483,503	$6,095,008	$5,794,896
New Loans	394,269	782,681	464,400
Repayments	(2,468,128)	(394,186)	(164,288)

Balance, end of year	$4,409,644	$6,483,503	$6,095,008